Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
C000024571
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 9,803	$ 9,680	$ 9,519	$ 10,210	$ 10,647	$ 10,290	$ 9,824	$ 9,674	$ 9,823	$ 9,913	$ 10,000
C000024572
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 10,540	10,325	10,081	10,733	11,122	10,662	10,104	9,888	9,968	9,988	10,000
C000024573
Account Value [Line Items]
Line Graph and Table Measure Name	Service Shares
Account Value	$ 10,290	10,114	9,897	10,562	10,970	10,540	10,012	9,811	9,923	9,965	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,256	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984	10,000
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Account Value	$ 11,230	10,939	10,619	11,194	11,550	11,058	10,409	10,118	10,143	10,157	10,000
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Account Value	$ 11,230	10,939	10,619	11,194	11,550	11,058	10,409	10,118	10,143	10,157	10,000
FEDERATED INDEX: ICE BofA 3-5Y US Trsy TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-5 Year US Treasury Index
Account Value	$ 11,230	$ 10,939	$ 10,619	$ 11,194	$ 11,550	$ 11,058	$ 10,409	$ 10,118	$ 10,143	$ 10,157	$ 10,000